Leases (Tables)	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Schedule of Minimum Lease Payments
The weighted remaining average minimum lease period is 2.9 years. The undiscounted minimum lease payments are due in and reconcile to the discounted lease liabilities as follows:

June 30, 2019
(In thousands)
Next 12 months	6,926
1 to 2 years	6,087
2 to 3 years	5,495
3 to 4 years	4,738
4 to 5 years	4,254
More than 5 years	7,478
Total undiscounted minimum lease payments	34,978
Discount	(4,097)
Lease liability (current and non-current)	30,881